Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Registrant Name	MINDRAY MEDICAL INTERNATIONAL LTD
Entity Central Index Key	0001373060
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	88,181,846
Class B ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	29,119,907